PREFERRED AND COMMON STOCK (Table) (Details) (Preferred Stock, USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Preferred Stock
Temporary Equity [Line Items]
Begining Balance, shares	600	0
Begining Balance, value	$ 6,000	$ 0
Issuance of preferred stock subject to redemption, shares	600	600
Issuance of preferred stock subject to redemption, value	6,000	6,000
Ending Balance, shares	1,200	600
Ending Balance, value	$ 12,000	$ 6,000